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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _________
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan S. Lavine
Title:  Manager
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Jonathan S. Lavine            Boston, MA                  8/14/08
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-_________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:  $   151,089
                                         -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   No.      Form 13F File Number        Name

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
                                                   Sankaty Advisors, LLC.
                                                -----------------------------------------
                                                Form 13F Information Table as of 6/30/2008
                                                -----------------------------------------
Column 1                  Column 2    Column 3  Column 4       Column 5      Column 6      Column 7     Column 8
--------               -------------- ---------   ---------    --------     ----------     -------- ----------------
                                                                                                    Voting Authority
                                                                Value       Investment      Other     Sole Shared
Name of Issuer         Title of Class  Cusip     Shares        (x$1000)     Discretion     Managers       None
--------------         -------------- ---------   ---------    --------     ----------     -------- ----------------
ARMSTRONG WORLD
  INDS INC NEW........      COM       04247X102   144,234      $ 4,215        (OTHER)                      X
CARROLS RESTAURANT
  GROUP INC...........      COM       14574X104    86,422      $   449        (OTHER)                      X
CHESAPEAKE ENERGY
  CORP................      COM       165167107   309,000      $20,382        (OTHER)                      X
DDI CORP.............. COM 0.0001 NEW 233162502 1,754,062      $10,542        (OTHER)                      X
EAGLE MATERIALS INC...      COM       26969P108   428,500      $10,854        (OTHER)                      X
GRAPHIC PACKAGING
  HLDG CO.............      COM       388689101 2,719,600      $ 5,494        (OTHER)                      X
MYLAN INC.............      COM       628530107   600,000      $ 7,242        (OTHER)                      X
PINNACLE ENTMT INC....      COM       723456109 1,165,180      $12,223        (OTHER)                      X
QUALITY DISTR INC
  FLA.................      COM       74756m102    15,753      $    38        (OTHER)                      X
R H DONNELLEY CORP....    COM NEW     74955W307    70,800      $   212        (OTHER)                      X
RELIANT ENERGY INC....      COM       75952B105    11,850      $   252        (OTHER)                      X
ROGERS
  COMMUNICATIONS
  INC.................      CL B      775109200    31,876      $ 1,261        (OTHER)                      X
SAKS INC..............      COM       79377W108   163,251      $ 1,792        (OTHER)                      X
SANDRIDGE ENERGY
  INC.................      COM       80007P307   202,300      $13,065        (OTHER)                      X
SILICONWARE PRECISION
  INDS L.............. SPONSD ADR SPL 827084864    15,783      $   115        (OTHER)                      X
SPANSION INC..........    COM CL A    84649R101 3,676,108      $ 8,271        (OTHER)                      X
TRONOX INC............      CL A      897051108   930,900      $ 2,942        (OTHER)                      X
VERIFONE HLDGS INC....      COM       92342Y109 1,355,000      $16,192        (OTHER)                      X
WILLIAMS COS INC
  DEL.................      COM       969457100   881,890      $35,549        (OTHER)                      X